Document and Entity Information	Apr. 11, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	CANDEL THERAPEUTICS, INC.
Amendment Flag	false
Entity Central Index Key	0001841387
Document Period End Date	Apr. 11, 2024
Entity Incorporation State Country Code	DE
Securities Act File Number	001-40629
Entity Tax Identification Number	52-2214851
Entity Address, Address Line One	117 Kendrick St
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	(617)
Local Phone Number	916-5445
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CADL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false